Goodwill and other intangibles (Details-Not deductible for tax purposes) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 32,132	$ 32,132	$ 32,132